Leases (Details Narrative)	1 Months Ended			12 Months Ended
	Mar. 31, 2019 USD ($) Agreement	Dec. 31, 2018 USD ($) gal	Jul. 31, 2018 USD ($)	Dec. 31, 2021 USD ($) Period	Dec. 31, 2020 USD ($)
Lessee, Lease, Description [Line Items]
Finance Lease, Right-of-Use Asset, Amortization				$ 165,000	$ 165,000
Finance Lease, Interest Expense				296,000	445,000
Operating lease payments				1,147,000	564,000
Finance lease cash payments				$ 491,000	491,000
Ruby Cell Analyzer [Member]
Lessee, Lease, Description [Line Items]
Finance lease cash payments			$ 807
Finance lease term			5 years
Finance lease incorporation period			2018-07
Payments for Purchase of Other Assets			$ 1
Dakota Ag Properties [Member]
Lessee, Lease, Description [Line Items]
Finance lease cash payments		$ 33,458
Lessee finance lease interest rate		8.00%
Finance lease term		20 years
Finance lease incorporation period		2018-12
Sale Leaseback Transaction, Historical Cost		$ 4,000,000
Equipment [Member]
Lessee, Lease, Description [Line Items]
Finance lease propane tank volume | gal		12,000
Finance lease cash payments		$ 8,199
Finance lease term		5 years
Finance lease incorporation period		2018-12
Laboratory Equipment [Member]
Lessee, Lease, Description [Line Items]
Finance lease cash payments	$ 5,956
Finance lease term	3 years
Finance lease incorporation period	2019-03
Payments for Purchase of Other Assets	$ 1
Number of lease agreements | Agreement	2
Lab Space [Member]
Lessee, Lease, Description [Line Items]
Operating lease commencement period				2014-06
Operating lease expired period				2019-06
Operating lease amended expired period				2024-08
Lessee, Operating Lease, Existence of Option to Extend [true false]				false
Operating lease payments per month				$ 66,993
Lessee, Operating Lease, Option to Terminate				This lease can be terminated with one year advance written notice.
Lessee, Operating Lease, Discount Rate				4.54%
Office, Laboratory, and Warehouse [Member]
Lessee, Lease, Description [Line Items]
Operating lease commencement period				2020-11
Lessee, Operating Lease, Existence of Option to Extend [true false]				false
Operating lease number of option to extended additional period | Period				3
Operating lease option to extended additional period				3 years
Lessee, Operating Lease, Discount Rate				4.69%
Lessee, Operating Lease, Term of Contract				3 years
Lease cost per month				$ 36,125
Barn Space [Member]
Lessee, Lease, Description [Line Items]
Operating lease commencement period				2020-04
Lessee, Operating Lease, Discount Rate				4.08%
Lessee, Operating Lease, Term of Contract				2 years
Lease cost per month				$ 678	665
Research and Development Expense [Member]
Lessee, Lease, Description [Line Items]
Operating Lease, Expense				$ 1,083,000	$ 710,000